Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [abstract]
Schedule of balances of financial instruments
	December 31,
	2017	2016
	NIS in thousands

Financial assets
Cash and cash equivalents	465,740	89,688
Loans and receivables	44,545	88,199
Available for sale financial instruments	4,032	4,091

	514,317	181,978
Financial Liabilities
Derivative financial liabilities at fair value through profit and loss	-	1,832
Financial liabilities at amortized cost	1,088,479	2,051,905

	1,088,479	2,053,737

Schedule of foreign currency risk in sensitivity analysis

As of December 31, 2017:

	Functional currency	Linkage currency	Change in the exchange rate (%)	Profit (loss)
				In thousand NIS
Assets
Cash and deposits	NIS	EURO	+10%	368
Cash and deposits	NIS	USD	+10%	131
Cash and deposits	EURO	PLN	+10%	174
Cash and deposits	EURO	USD	+10%	243
Cash and deposits	EURO	NIS	+10%	13,305
				14,221
Financial liabilities
Loans at amortized cost	EURO	PLN	+10%	(2,125)
Notes at amortized cost	EURO	NIS	+10%	(46,425)
				(48,550)

As of December 31, 2016:

	Functional currency	Linkage currency	Change in the exchange rate (%)	Profit (loss)
				In thousand NIS
Assets
Cash and deposits	NIS	EURO	+10%	501
Cash and deposits	NIS	USD	+10%	181
Cash and deposits	EURO	PLN	+10%	947
Cash and deposits	EURO	USD	+10%	135
Cash and deposits	EURO	USD	+10%	260

				2,024
Financial liabilities
Loans at amortized cost	NIS	EURO	+10%	(5,908)
Loans at amortized cost	EURO	PLN	+10%	(4,271)
Notes at amortized cost	EURO	NIS	+10%	(67,859)
Loans at amortized cost	RON	EURO	+10%	(36,992)

				(115,030)

As of December 31, 2015:

	Functional currency	Linkage currency	Change in the exchange rate (%)	Profit (loss)
				In thousand NIS
Assets
Cash and deposits	NIS	EURO	+10%	1,637
Cash and deposits	EURO	NIS	+10%	857
Cash and deposits	EURO	PLN	+10%	883
Cash and deposits	EURO	RON	+10%	1,163
Cash and deposits	EURO	USD	+10%	1,005

				5,545
Financial liabilities
Loans at amortized cost	NIS	EURO	+10%	(15,746)
Loans at amortized cost	EURO	PLN	+10%	(5,503)
Notes at amortized cost	EURO	NIS	+10%	(71,615)
Loans at amortized cost	RON	EURO	+10%	(25,344)

				(118,208)

Schedule of financial assets and liabilities
	Profit (loss)
	Year ended December 31,
	2017	2016	2015
	NIS in thousands

Loans linked to the EURO (*)	-	(3,918)	(5,928)
Notes linked to the PLN	(213)	(427)	(550)

	(213)	(4,345)	(6,478)

Schedule of contractual repayment dates

As of December 31, 2017:

	1st year (i)	2nd year	3rd year	4th year	5th year and thereafter	Total
	NIS in thousands
Financial liabilities
Borrowing with fixed interest rate
PC’s notes linked to the Israeli CPI (1)	238,898	236,812	55,566	-	-	531,276
Notes linked to the Israeli CPI	303,564	310,222	-	-	-	613,786

	542,462	547,034	55,566	-	-	1,145,062
Borrowing with variable interest rate
Notes linked to the PLN	21,949	-	-	-	-	21,949

Suppliers, payable and other credit balances	47,999	-	-	-	-	47,999

Total financial liabilities	612,410	547,034	55,566	-	-	1,215,010

Financial assets
Cash and cash equivalent	465,740	-	-	-	-	465,740
Short term deposits	10,496	-	-	-	-	10,496
Trade receivables and other receivables	3,210	-	-	-	-	3,210
Long term deposits, loans and investments	-	-	33,221	-	1,653	34,874

Total financial assets	479,446	-	33,221	-	1,653	514,320

As of December 31, 2016:

	1st year (i)	2nd year	3rd year	4th year	5th year and thereafter	Total
	NIS in thousands
Financial liabilities
Borrowing with fixed interest rate
Loans linked to EURO	29,376	29,719	30,495	334,890	-	424,480
PC’s notes linked to the Israeli CPI (1)	211,934	152,116	387,256	61,481	-	812,787
Notes linked to the Israeli CPI	17,770	303,564	310,486	-	-	631,820

	259,080	485,399	728,237	396,371	-	1,869,087
Borrowing with variable interest rate
Loans linked to the EURO	261,453	9,923	10,588	89,784	53,240	424,988
Notes linked to the PLN	16,542	30,393	-	-	-	46,935

	277,995	40,316	10,588	89,784	53,240	471,923
Suppliers, payable and other credit balances	53,532	-	-	1,972	-	55,504

Total financial liabilities	590,607	525,715	738,825	488,127	53,240	2,396,514

Financial assets
Cash and cash equivalent	89,688	-	-	-	-	89,688
Short term deposits	39,527	-	-	-	-	39,527
Trade receivables and other receivables	54,577	-	-	-	-	54,577
Long term deposits, loans and investments	-	2,827	-	13,593	-	16,420

Total financial assets	183,792	2,827	-	13,593	-	200,212

(1)	This note assumes the minimum contractual payments on the debentures to achieve the Deferral see note 11 e

Schedule of financial assets used as collaterals
	December 31,
	2017	2016
	NIS in thousands

Long term borrowings	-	38,117
Guarantees provided by the Group	1,813	2,363

	1,813	40,480

Schedule of financial assets (liabilities) measure at fair value
		December 31
		2017		2016
		Book Value	Fair Value	Book Value	Fair Value
	Level	NIS in thousands

Long- term loans at fixed interest rate	Level 3	-	-	(369,923)	(369,923)
Notes	Level 1	(1,024,168)	(911,051)	(1,219,929)	(1,071,436)

		(1,024,168)	(911,051)	(1,589,852)	(1,441,359)